Note 7 - Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

7.        Common Stock

In conjunction with the 2014 private placement, the Company entered into a Right to Shares Agreement with certain investors. Pursuant to this agreement, 854,989 shares of common stock purchased by the investors were cancelled. The Company is obligated to issue, and the investors have the right to receive up to 956,354 shares of the Company’s common stock, which includes 101,365 shares that were not issued in the private placement due to beneficial ownership limitations. No additional consideration will be paid upon the issuance of the shares and the subscription amount has been paid in full by the investors and is non-refundable. The Company is obligated to deliver the shares to the investors within 3 days of the investors’ request for the share issuance. If the Company fails to deliver the shares within 3 days of the request, under certain circumstances defined in the Right to Shares Agreement, the Company may be obligated to reimburse the investors in cash for losses that the investors incur as a result of not having access to the shares (the “Buy-In Shares”). In December 2014, certain investors exercised their right to such shares and the Company issued 390,316 shares of common stock. As of March 31, 2015, the Company has reserved, but not issued 566,038 shares of common stock pursuant to the Right to Shares Agreement.

The Company assessed the provisions of the Buy-In Share feature of the Right to Shares Agreements as an embedded derivative and has concluded that the feature meets the definition of a derivative and is not clearly and closely related to the Rights to Shares equity host agreement. The Buy-In Shares feature has been bifurcated from the Rights to Shares agreement and accounted for separately. The value of this feature was nominal as of the issuance date, December 31, 2014 and March 31, 2015.

Warrants for Common Stock

In connection with the private placement, the Company issued warrants to purchase a total of 940,189 shares of common stock at an exercise price of $0.53 per share. The warrants have a contractual life of five years and are exercisable immediately in whole or in part, on or before five years from the issuance date.

In connection with the loan and security agreement entered into on September 30, 2014, the Company issued a warrant to purchase a total of 471,698 shares of common stock at an exercise price of $0.53 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be $622,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77%, risk free interest rate of 2.5% and a contractual life of ten years. The warrant will expire on September 30, 2024. The fair value of the warrant was recorded as debt issuance costs, included in prepaid expenses and other current assets on the consolidated balance sheets and will be amortized to interest expense over the loan term. During the three months ended March 31, 2015 and 2014, the Company recorded $48,000 and $0, respectively, of interest expense relating to the debt issuance costs. As of March 31, 2015, the remaining unamortized debt issuance costs were $526,000.

In connection with the loan amendment in February 2015, the Company also amended the terms of the warrant issued to the lender to provide for an automatic increase of the number of shares the lender may acquire in the event the Company fails to meet certain covenants to achieve certain OUS Clinical Trial milestones or capital raising requirements as set forth in the loan agreement, as amended, by a number equal to the quotient derived by dividing (i) 1% of the principal balance outstanding under the loan agreement by (ii) the exercise price of $0.53 per share.

In the October and November of 2014, the Company issued common stock warrants to various vendors and nonemployee contractors to purchase a total of 382,000 shares of common stock at an exercise price of $0.53 per share. The warrants have a contractual life of five years and are exercisable either immediately upon grant or in some cases upon achieving certain milestones or vesting terms. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 61.3%, risk free interest rate of 1.55% to 1.65% and a contractual life of five years. The fair values of the warrants were recorded as professional consulting fees or clinical costs, which are included in selling, general and administrative and research and development expenses in the condensed consolidated statements of operations for the year ended December 31, 2014, depending on the nature of the services provided. Stock-based compensation expense related to these warrants is recognized as the warrants are earned and was $15,000 for the three months ended March 31, 2015.

In February 2015, the Company issued common stock warrants to employees for performance bonuses to purchase a total of 605,556 shares of common stock at an exercise price of $0.50 per share. The warrants have a contractual life of ten years and are exercisable immediately. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77.6%, risk free interest rate of 2.14% and a contractual life of ten years. The fair values of the warrants were recorded in selling, general and administrative and research and development expenses in the condensed consolidated statements of operations for the three months ended March 31, 2015, depending on the department classification of the employee. Stock-based compensation expense related to these warrants was $244,000 for the three months ended March 31, 2015.

In March 2015, the Company issued a common stock warrant to a nonemployee contractor to purchase a total of 11,628 shares of common stock at an exercise price of $0.34 per share. The warrant has a contractual life of ten years and is exercisable immediately. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 78.9%, risk free interest rate of 1.94% and a contractual life of ten years. The fair value of the warrant was recorded as professional consulting fees, which are included in selling, general and administrative in the condensed consolidated statements of operations for the three months ended March 31, 2015. Stock-based compensation expense related to these warrants was $3,000 for the three months ended March 31, 2015.

As of March 31, 2015, all of these warrants (2,411,071 shares in total) remain outstanding.

9.        Common Stock

In connection with the Merger, all shares of Viveve Series A convertible preferred stock and Series B convertible preferred stock were converted to common stock and the Company exchanged shares of common stock with the former stockholders of Viveve. The total common shares issued for these transactions was 3,743,282 shares based on the exchange ratio of 0.0080497.

In connection with the proposed Merger, on May 9, 2014, Viveve issued to GBS Venture Partners Limited (“GBS”), a convertible debenture holder, a warrant to purchase shares of our common stock equal to approximately 5% of the outstanding shares of common stock on a post-Merger basis in consideration for the cancellation of convertible promissory notes in the aggregate principal amount of $1,750,000 and accrued interest of approximately $211,000 held by GBS. As part of the closing of the Merger, the Company issued 943,596 shares of common stock to GBS upon the automatic exercise of the warrant.

Concurrent with the Merger, the Company completed a separate private placement of 11,305,567 shares of our common stock, together with warrants for the purchase of 940,189 shares of common stock, for gross proceeds of approximately $6,000,000, which included the conversion of $1,546,000 of convertible promissory notes and related accrued interest. The price per unit was $0.53.

In conjunction with the 2014 private placement, the Company entered into a Right to Shares Agreement with certain investors. Pursuant to this agreement, 854,989 shares of common stock purchased by the investors were cancelled. The Company is obligated to issue, and the investors have the right to up to 956,354 shares of the Company’s common stock, which includes 101,365 shares that were not issued in the private placement due to beneficial ownership limitations. No additional consideration will be paid upon the issuance of the shares and the subscription amount has been paid in full by the investors and is non-refundable. The Company is obligated to deliver the shares to the investors within 3 days of the investors’ request for the share issuance. If the Company fails to deliver the shares within 3 days of the request, under certain circumstances defined in the Right to Shares Agreement, the Company may be obligated to reimburse the investors in cash for losses that the investors incur as a result of not having access to the shares (the “Buy-In Shares”). In December 2014, certain investors exercised their right to shares and the Company issued 390,316 shares of common stock. As of December 31, 2014, the Company has reserved, but not issued 566,038 shares of common stock pursuant to the Right to Shares Agreement.

In conjunction with a Warrant-Equity Exchange Agreement in May 2014, the Company entered into a Right to Shares Agreement with an investor. Pursuant to the Right to Shares Agreement, in lieu of issuing 432,479 shares of common stock under the Warrant-Equity Exchange Agreement, the Company granted a right to receive up to 432,479 shares of its common stock. In December, 2014, the right to receive shares of common stock was exercised and 432,479 shares of common stock were issued. No additional consideration was paid upon the exercise of this right and no additional shares are issuable under this Right to Shares Agreement.

In conjunction with 2013 private placements, the Company entered into Right to Shares Agreements with certain investors. Pursuant to the Right to Shares Agreements, in lieu of issuing shares of common stock, the Company granted rights to receive shares of its common stock. In December 2014, rights to receive 356,666 shares of common stock were exercised and 356,666 shares of common stock were issued. No additional shares are issuable under this Right to Shares Agreement.

The Company assessed the provisions of the Buy-In Share features of the Right to Shares Agreements as an embedded derivative and has concluded that the feature meets the definition of a derivative and is not clearly and closely related to the Rights to Shares equity host agreement. The Buy-In Shares feature has been bifurcated from the Rights to Shares agreement and accounted for separately. The value of this feature was nominal as of the issuance date and December 31, 2014.

Warrants for Common Stock

In connection with the private placement, the Company issued warrants to purchase a total of 940,189 shares of common stock at an exercise price of $0.53 per share. The warrants have a contractual life of five years and are exercisable immediately in whole or in part, on or before five years from the issuance date.

In connection with the Loan and Security Agreement entered into on September 30, 2014, the Company issued a warrant to purchase a total of 471,698 shares of common stock at an exercise price of $0.53 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be $622,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77%, risk free interest rate of 2.5% and a contractual life of ten years. The warrant will expire on September 30, 2024. The fair value of the warrant was recorded as debt issuance costs, included in prepaid expenses and other current assets on the consolidated balance sheets and will be amortized to interest expense over the loan term. During the year ended December 31, 2014, the Company recorded $48,000 of interest expense relating to the debt issuance costs. As of December 31, 2014, the remaining unamortized debt issuance costs were $574,000.

In the fourth quarter of 2014, the Company issued common stock warrants to various vendors and nonemployee contractors to purchase a total of 382,000 shares of common stock at an exercise price of $0.53 per share. The warrants have a contractual life of five years and are exercisable either immediately upon grant or in some cases upon achieving certain milestones or vesting terms. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 61.3%, risk free interest rate of 1.55% to 1.65% and a contractual life of five years. The fair value of the warrants were recorded as professional consulting fees or clinical costs, which are included in selling, general and administrative and research and development expenses in the consolidated statements of operations for the year ended December 31, 2014, depending on the nature of the services provided. Stock-based compensation expense related to these warrants is recognized as the warrants are earned and was $137,000 for the year ended December 31, 2014.

As of December 31, 2014, all of these warrants remain outstanding.